12. SEGMENT INFORMATION: Schedule of Segment Financial Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue by Geographical Region	$ 12,912,722	$ 1,963,605
Wages and benefits	(13,421,833)	(597,212)
Sales and marketing	(6,646,240)	(1,191,961)
Professional fees	(1,522,805)	(697,393)
Net loss for the period	(45,218,074)	(4,481,751)
Amortization and depreciation	(2,181,760)	(281,749)
Net Operating (Loss)	(25,323,027)	$ (3,014,246)
Drone as a Service
Revenue by Geographical Region	10,106
Cost of Revenue	(140)
Wages and benefits	(7,816)
Sales and marketing	0
General and administrative expense	(1,843)
Professional fees	0
Net loss for the period	307
Share-Based Payment Arrangement, Noncash Expense	0
Amortization and depreciation	(647)
Net Operating (Loss)	(340)
Enterprise Software
Revenue by Geographical Region	2,807
Cost of Revenue	(4,134)
Wages and benefits	(422)
Sales and marketing	0
General and administrative expense	(1,815)
Professional fees	0
Net loss for the period	(3,564)
Share-Based Payment Arrangement, Noncash Expense	0
Amortization and depreciation	(898)
Net Operating (Loss)	(4,462)
Corporate Unallocated
Revenue by Geographical Region	0
Cost of Revenue	0
Wages and benefits	(5,184)
Sales and marketing	(6,646)
General and administrative expense	(3,323)
Professional fees	(1,523)
Net loss for the period	(16,676)
Share-Based Payment Arrangement, Noncash Expense	(3,208)
Amortization and depreciation	(637)
Net Operating (Loss)	(20,521)
Consolidated
Revenue by Geographical Region	12,913
Cost of Revenue	(4,274)
Wages and benefits	(13,422)
Sales and marketing	(6,646)
General and administrative expense	(6,981)
Professional fees	(1,523)
Net loss for the period	(19,933)
Share-Based Payment Arrangement, Noncash Expense	(3,208)
Amortization and depreciation	(2,182)
Net Operating (Loss)	$ (25,323)